Note 7 - Income and Mining Taxes - Schedule of Components of Income and Mining Tax Benefit (Provision) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current:
United States	$ (21,202)	$ (2,615)	$ 0	$ 0	$ 0
State and state mining taxes			(17,469)	(6,758)	(3,846)
Canada	(1,820)	0	0	0	0
Canada - provincial mining taxes			(1,272)	0	0
Total current income and mining tax provision	(23,022)	(2,615)	(18,741)	(6,758)	(3,846)
Deferred:
United States	(25,045)	(10,833)	(58,959)	(29,517)	(7,115)
State and state mining taxes			(17,246)	(5,682)	(3,136)
Canada	(2,833)	(856)	(1,714)	0	0
Canada - provincial mining taxes			(2,082)	1,988	1,851
Total deferred income and mining tax provision	(27,878)	(11,689)	(80,001)	(33,211)	(8,400)
Total income and mining tax provision	$ (50,900)	$ (14,304)	$ (98,742)	$ (39,969)	$ (12,246)